J.P. Morgan Mortgage Trust 2024-NQM1 ABS-15G

Exhibit 99.12

Loan Number	Seller Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
304367914	XXXXXX	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
304367892	XXXXXX	XXXXXX	Property Type	Low Rise Condo (1-4)	Mid Rise Condo (5-8)
304367867	XXXXXX	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
304325796	XXXXXX	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

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